Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings
Summary of borrowings

	As of December 31,
	2024	2025
	RMB	RMB
Short-term borrowings:
Bank loans(i)	60,000	250,000
Total	60,000	250,000
Long-term borrowings, non-current portion:
Loan from a third party	2,000	2,000
Total	2,000	2,000
(i)As of December 31, 2025, the Company had several credit facilities with third party banks under which the Company can borrow up to RMB780,000 during the term of the facilities maturing from January 2026 to December 2026. The drawdown of the credit facilities is subject to the terms and conditions of each agreement. As of December 31, 2025, the unutilized credit facilities amounted to RMB530,000.